Leasing Arrangements – Lessee (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Leasing Arrangements – Lessee [Abstract]
Right-of-use assets	$ 618,815	$ 52,355
Total cash outflow for leases	$ 471,058	$ 195,350	$ 124,597